                            Supplement to Prospectus dated May 1, 2002, Revised Effective November 18, 2002
                                                    Supplement dated April 1, 2003

This Supplement  should be retained with the current  Prospectus for your variable  annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If  you  do  not  have  a  current  Prospectus,  please  contact  American  Skandia  at
1-800-766-4530.

                               APPENDIX F - SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

Some of the provisions of the Annuity are different for contracts offered to residents of the State of New York.

GLOSSARY OF TERMS

Annuity  Date:  The date you choose for annuity  payments to  commence.  A maximum  Annuity  Date may apply.  The Annuity  Date may not exceed the first day of the calendar month following the Annuitant's 90th birthday.

MVA: A market value  adjustment used in the  determination of Account Value of each Fixed Allocation on any day other than the Maturity
Date of such Fixed Allocation and thirty days prior thereto.

FEES AND CHARGES

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $30.00 or
2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be deducted  annually on the anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year,  the fee is deducted at the time of  surrender.  Currently,  the Annual  Maintenance  Fee is only  deducted  if your  Account  Value is less than  $100,000  on the anniversary  of the Issue Date or at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Tax  Charges:  Currently,  the State of New York does not impose such a tax.  However,  we reserve the right to deduct this charge from contracts if the State of New York  imposes this type of tax in the future.  We may assess a charge  against the  Sub-accounts  and the
Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase Payment:  You must make a minimum initial Purchase Payment of $15,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting" program,  we will accept a lower initial Purchase Payment provided that, the first Purchase
Payment is at least $2,000 and within the first Annuity Year, you make at least $15,000 in total Purchase Payments.

Owner,  Annuitant and Beneficiary  Designations:  For contracts issued in the State of New York, the designation of contingent Owner is not allowed.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
The following condition has been removed:
                                 -------
|X|      A new Annuitant subsequent to the Annuity Date if the annuity option selected includes a life contingency.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
For New York  contracts  you may exercise your right to return the Annuity  within 10 days of receipt of the Annuity.  The amount to be refunded for New York  contracts is the Account  Value as of the date we receive  your request to cancel the Annuity.  Notice  received by mail is  effective  as of the date of the  postmark.  If the Annuity is returned to the agent,  the  effective  date is the date the
Annuity is received by the agent.

MANAGING YOUR ACCOUNT VALUE

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
For New York  contracts  we require a minimum  amount of $500 in each  Sub-account  you  allocate  Account  Value to at the time of any allocation  or transfer.  For New York  contracts,  a specific  authorization  form MUST be  completed  which  authorizes  us to accept transfers via phone or through means such as electronic mail.

Guaranteed Return Option (GRO)SM
This benefit is not available to residents of the State of New York.

MVA Formula
The MVA formula is applied  separately to each Fixed  Allocation to determine the Account Value of the Fixed Allocation on a particular date.  The formula is as follows:

                                                         [(1+I) / (1+J)]N/365

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
We will notify you of the Guarantee  Periods  available as of the date of such notice, at least 45 days and not more than 60 days prior to the Maturity  Date.  No MVA applies to any amounts  allocated to a particular  Fixed  Allocation  if you withdraw all or part of the
Account  Value in such Fixed  Allocation  within 30 days of maturity.  If you are age 55 or older you may invest in a Fixed  Allocation with a Guarantee Period of five years or less.

ACCESS TO ACCOUNT VALUE

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
The Annuity Date must be the first or the fifteenth  day of a calendar  month and may not be less than one year after the Issue Date of the Annuity.  However,  for New York  contracts,  if the  contract's  accumulated  value,  at the time of  annuitization,  is less than
$2,000,  or would  provide  an income,  the  initial  amount of which is less than $20 per month,  in lieu of  commencing  the  annuity payments, we reserve the right to cancel the Annuity and pay you the total of the Account Value.

For New York contracts the Annuity Date may not exceed the first day of the calendar month following the Annuitant's 90th birthday.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
This benefit is not available to residents of the State of New York.

DEATH BENEFIT

The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs prior to the decedent's age 85:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all proportional withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs  after the  decedent's  age 85 or older:  The Death  Benefit is the sum of your Account  Value in the variable investment options and your Interim Value in the Fixed Allocations.

Optional Death Benefits

The Enhanced Beneficiary Protection Optional Death Benefit is not available to residents of the State of New York.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

This benefit is not available to residents of the State of New York.

TAX CONSIDERATIONS

HOW ARE DISTRIBUTIONS FROM TAX-QUALIFIED RETIREMENT PLANS TAXED?

Minimum  Distributions after age 70 1/2: For New York contracts the Minimum Distribution  provision is only available for annuities issued under Section 403(b) of the IRS Code or for IRA's where Minimum  Distributions  are required.  Minimum  Distributions are not available for any other contracts.

STATEMENT OF ADDITIONAL INFORMATION

Modification:  In addition to obtaining  prior  approval  from the insurance  department of our state of domicile  before making such a combination, substitution, deletion or addition, we will also obtain prior approval from the Superintendent of Insurance for New York.

Deferral of  Transactions:  If we defer a  distribution  or transfer from any Fixed  Allocation  or any fixed annuity  payment for more than 10 days,  we pay  interest  using our then  current  crediting  rate for this  purpose,  which is not less than 3% per year on the amount deferred.

Misstatement of Age or Sex:
If there has been a  misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum  death  benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments by us will be remedied on the next  payment  following  correction;  (b) any  overpayments  by us will be charged  against  future  amounts  payable by us under your
Annuity;  and (c) as to any annuity  payments,  we shall  credit or charge  interest  using our then  current  crediting  rate for this purpose,  which is not less  than 3% and not  greater  than 6%  interest  per year,  calculated  from the date of any  underpayment  or overpayment to the date actual payment is made.

How We Calculate the Market Value Adjustment
--------------------------------------------

The formula is:

                                                         [(1+I) / (1+J)]N/365

ASL II -PROS- SUPP. (04/01/2003)                                                                                                ASL2
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